Investments in equity method investees - General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Investments in equity method investees
Balance as of beginning of period	¥ 219,642		¥ 200,189
Additions	4,990		8,964
Share of results, other comprehensive income and other reserves	677		18,822
Disposals	(1,192)		(1,237)
Distributions	(11,645)		(5,329)
Transfers	1,046		5,159
Impairment loss	(8,310)		(6,201)
Foreign currency translation adjustments	2,172		(725)
Balance as of end of period	¥ 207,380	$ 30,197	¥ 219,642